Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013
Document And Entity Information
Entity Registrant Name	AQUINO MILLING INC
Entity Central Index Key	0001537293
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 40,000
Entity Common Stock, Shares Outstanding		1,200,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

BALANCE SHEET (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash or cash equivalents	$ 4,204	$ 17,825
Deferred offering costs		12,000
Total current assets	4,204	29,825
Fixed assets	5,000
Total fixed assets	5,000
Total Assets	9,204	29,825
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	8,485	13,241
Due to shareholder	188	188
Total Current Liabilities	8,673	13,429
Stockholders' Equity:
Common stock, par value $0.0001 per share, 120,000,000 shares authorized; 1,200,000 and 1,000,000 shares issued and outstanding, respectively	120	100
Additional paid-in capital	45,880	17,900
Earnings (Deficit) accumulated during development stage	(45,469)	(1,604)
Total stockholders' equity	531	16,396
Total Liabilities and Stockholders' Equity	$ 9,204	$ 29,825

BALANCE SHEET (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity:
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	120,000,000	120,000,000
Common stock, shares issued	1,200,000	1,000,000
Common stock, shares outstanding	1,200,000	1,000,000

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		14 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 7,980		$ 7,980
General and administrative -
Filing fees	5,690	1,241	6,931
Professional fees	31,735	188	31,923
Franchise tax expense	400		400
Other costs	1,020	175	1,195
Total general and administrative expenses	38,845	1,604	40,449
(Loss) from Operations before income taxes	(30,865)	(1,604)	(32,469)
Provision for income taxes
(Loss) from Operations	(30,865)	(1,604)	(32,469)
Extraordinary Item- Loss form flood	(13,000)		(13,000)
Net (Loss)	$ (43,865)	$ (1,604)	$ (45,469)
(Loss) Per Common Share:
(Loss) per common share - Basic and Diluted	$ (0.04)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	1,128,962	854,167

STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	(Deficit) Accumulated During the Development Stage	Total
Beginning Balance, Amount at Nov. 14, 2011
Beginning Balance, Shares at Nov. 14, 2011
Common stock issued for cash ($0.018/share), Amount	100	17,900		18,000
Common stock issued for cash ($0.018/share), Shares	1,000,000
Net (loss)			(1,604)	(1,604)
Ending Balance, Amount at Dec. 31, 2011	100	17,900	(1,604)	16,396
Ending Balance, Shares at Dec. 31, 2011	1,000,000
Common stock issued for cash ($0.2/share), Amount	20	27,980		28,000
Common stock issued for cash ($0.2/share), Shares	200,000
Net (loss)			(43,865)	(43,865)
Ending Balance, Amount at Dec. 31, 2012	$ 120	$ 45,880	$ (45,469)	$ 531
Ending Balance, Shares at Dec. 31, 2012	1,200,000

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		14 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Operating Activities:
Net (loss)	$ (43,865)	$ (1,604)	$ (45,469)
Extraordinary Loss	13,000		13,000
Deferred offering costs	12,000	(12,000)
Accounts payable and accrued liabilities	(4,756)	13,241	8,485
Net Cash Used in Operating Activities	(23,621)	(363)	(23,984)
Investing Activities:
Purchased fixed assets	(18,000)		(18,000)
Net Cash Used in Investing Activities	(18,000)		(18,000)
Financing Activities:
Due to shareholder		188	188
Proceeds from common stock	28,000	18,000	46,000
Net Cash Provided by Financing Activities	28,000	18,188	46,188
Net (Decrease) Increase in Cash	(13,621)	17,825	4,204
Cash - Beginning of Period	17,825
Cash - End of Period	4,204	17,825	4,204
Supplemental Disclosure of Cash Flow Information:
Cash paid for Interest
Cash Paid for Income Taxes

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 1. Summary of Significant Accounting Policies

Basis of Presentation and Organization

Aquino Milling Inc. (the “Company”) is in the development stage, and has limited operations. The Company was incorporated under the laws of the State of Delaware on November 14, 2011. The business plan of the Company is to build and maintain a rice mill in the Philippines.

The accompanying financial statements of the Company were prepared from the accounts of the Company under the accrual basis of accounting.

Cash and Cash Equivalents

For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents.

Revenue Recognition

The Company recognizes revenues when delivery of goods or completion of services has occurred provided there is persuasive evidence of an agreement, acceptance has been approved by its customers, the fee is fixed or determinable based on the completion of stated terms and conditions, and collection of any related receivable is probable.

Loss per Common Share

Basic loss per share is computed by dividing the net loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the period. Fully diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. There were no dilutive financial instruments issued or outstanding for the period ended December 31, 2012.

Income Taxes

The Company accounts for income taxes pursuant to FASB ASC 740. Deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets. The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period. Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about the realizability of the related deferred tax asset. Any change in the valuation allowance will be included in income in the year of the change in estimate.

Fair Value of Financial Instruments

Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) a reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

The Company estimates the fair value of financial instruments using the available market information and valuation methods. Considerable judgment is required in estimating fair value. Accordingly, the estimates of fair value may not be indicative of the amounts the Company could realize in a current market exchange. As of December 31, 2012 and2011,the carrying value of accounts payable and accrued liabilities, and loans from related parties approximated fair value due to the short-term nature and maturity of these instruments.

Deferred Offering Costs

The Company defers as other assets the direct incremental costs of raising capital until such time as the offering is completed. At the time of the completion of the offering, the costs are charged against the capital raised. Should the offering be terminated, deferred offering costs are charged to operations during the period in which the offering is terminated.

Common Stock Registration Expenses

The Company considers incremental costs and expenses related to the registration of equity securities with the SEC, whether by contractual arrangement as of a certain date or by demand, to be unrelated to original issuance transactions. As such, subsequent registration costs and expenses are reflected in the accompanying financial statements as general and administrative expenses, and are expensed as incurred.

Lease Obligations

All non cancellable leases with an initial term greater than one year are categorized as either capital leases or operating leases. Assets recorded under capital leases are amortized according to the methods employed for property and equipment or over the term of the related lease, if shorter.

Estimates

The financial statements are prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses. Actual results could differ from those estimates made by management.

Development Stage Activities and Going Concern	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 2. Development Stage Activities and Going Concern

The Company is currently in the development stage, and has limited operations. The business plan of the Company is to build and maintain a rice mill in the Philippines.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation of the Company as a going concern. The Company has incurred an operating loss since inception. Further, as of December 31, 2012 the cash resources of the Company were insufficient to meet its current business plan. These and other factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Fixed Assets	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Note 3. Fixed Assets	As of December 31, 2012 fixed assets were comprised of a rice mill located in the Philippines. As of December 31, 2012 the rice mill was not placed in service.

Common Stock	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 4. Common Stock

On November 21, 2011, the Company issued 1,000,000 shares of common stock to the directors of the Company at a price of $0.018 per share, for $18,000 subscription receivable. Payments of the subscriptions were received by December 31, 2011.

The Company has commenced a capital formation activity by filing a Registration Statement on Form S-1 to the SEC to register and sell in a self-directed offering 500,000 shares of newly issued common stock at an offering price of $0.20 per share for proceeds of up to $100,000. As of May 10, 2012, the Company had received $40,000 in proceeds. The Company offset the proceeds by $12,000 of legal and audit offering costs related to this capital formation activity.

Income Taxes	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 5. Income Taxes

The provision (benefit) for income taxes for the periods ended December 31, 2012 and 2012 were as follows (assuming a 15% effective tax rate):

	2012	2011
Current Tax Provision:
Federal-
Taxable income	$-	$-

Total current tax provision	$-	$-

Deferred Tax Provision:
Federal-
Loss carryforwards	$6,580	$241
Change in valuation allowance	(6,580)	(241)

Total deferred tax provision	$-	$-

The Company had deferred income tax assets as of December 31, 2012 and 2011 as follows:

	2012	2011

Loss carryforwards	$6,820	$241
Less - Valuation allowance	(6,820)	(241)

Total net deferred tax assets	$-	$-

The Company provided a valuation allowance equal to the deferred income tax assets for periods ended December 31, 2012 and December 31, 2011 because it is not presently known whether future taxable income will be sufficient to utilize the loss carryforwards.

As of December 31, 2012, the Company had approximately $45,469 in tax loss carryforwards that can be utilized future periods to reduce taxable income, and expire by the year 2032.

The Company did not identify any material uncertain tax positions.  The Company did not recognize any interest or penalties for unrecognized tax benefits.

The federal income tax returns of the Company are subject to examination by the IRS, generally for three years after they are filed.

Related Party Loans and Transactions	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 6. Related Party Loans and Transactions

On November 21, 2011, the Company issued 1,000,000 shares of common stock to the directors of the Company at a price of $0.018 per share, for $18,000 subscription receivable. Payments of the subscriptions were received by December 31, 2011.

As of December 31, 2012, loans from related parties amounted to $188 and represented working capital advances from Directors who are also stockholders of the Company. The loans are unsecured, non-interest bearing, and due on demand.

The Company's director provides rent-free office space to the Company.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 7. Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRSs")." Under ASU 2011-04, the guidance amends certain accounting and disclosure requirements related to fair value measurements to ensure that fair value has the same meaning in U.S. GAAP and in IFRS and that their respective fair value measurement and disclosure requirements are the same. ASU 2011-04 is effective for public entities during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company does not believe that the adoption of ASU 2011-04 will have a material impact on the Company's results of operation and financial condition.

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income," ("ASU 2011-05") which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of shareholders' equity. Instead, comprehensive income must be reported in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. ASU 2011-05 will be effective for public companies during the interim and annual periods beginning after Dec. 15, 2011 with early adoption permitted. The Company does not believe that the adoption of ASU 2011-05 will have a material impact on the Company's results of operation and financial condition.

There were various other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries.  None of the updates are expected to a have a material impact on the Company's financial position, results of operations or cash flows.

Extraordinary Item	12 Months Ended
Dec. 31, 2012
Extraordinary Item
Note 8. Extraordinary Item	As a result of a flood on August 9, 2012 a rice mill in the Philippines was written off as a total loss. The loss per share attributable to the loss was $(0.01).

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Policies
Basis of Presentation and Organization

Aquino Milling Inc. (the “Company”) is in the development stage, and has limited operations. The Company was incorporated under the laws of the State of Delaware on November 14, 2011. The business plan of the Company is to build and maintain a rice mill in the Philippines.

The accompanying financial statements of the Company were prepared from the accounts of the Company under the accrual basis of accounting.

Cash and Cash Equivalents

For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents.

Revenue Recognition

The Company recognizes revenues when delivery of goods or completion of services has occurred provided there is persuasive evidence of an agreement, acceptance has been approved by its customers, the fee is fixed or determinable based on the completion of stated terms and conditions, and collection of any related receivable is probable.

Loss per Common Share

Basic loss per share is computed by dividing the net loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the period. Fully diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. There were no dilutive financial instruments issued or outstanding for the period ended December 31, 2012.

Income Taxes

The Company accounts for income taxes pursuant to FASB ASC 740. Deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets. The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period. Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about the realizability of the related deferred tax asset. Any change in the valuation allowance will be included in income in the year of the change in estimate.

Fair Value of Financial Instruments

Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) a reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

The Company estimates the fair value of financial instruments using the available market information and valuation methods. Considerable judgment is required in estimating fair value. Accordingly, the estimates of fair value may not be indicative of the amounts the Company could realize in a current market exchange. As of December 31, 2012 and2011,the carrying value of accounts payable and accrued liabilities, and loans from related parties approximated fair value due to the short-term nature and maturity of these instruments.

Deferred Offering Costs

The Company defers as other assets the direct incremental costs of raising capital until such time as the offering is completed. At the time of the completion of the offering, the costs are charged against the capital raised. Should the offering be terminated, deferred offering costs are charged to operations during the period in which the offering is terminated.

Common Stock Registration Expenses

The Company considers incremental costs and expenses related to the registration of equity securities with the SEC, whether by contractual arrangement as of a certain date or by demand, to be unrelated to original issuance transactions. As such, subsequent registration costs and expenses are reflected in the accompanying financial statements as general and administrative expenses, and are expensed as incurred.

Lease Obligations

All non cancellable leases with an initial term greater than one year are categorized as either capital leases or operating leases. Assets recorded under capital leases are amortized according to the methods employed for property and equipment or over the term of the related lease, if shorter.

Estimates

The financial statements are prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses. Actual results could differ from those estimates made by management.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRSs")." Under ASU 2011-04, the guidance amends certain accounting and disclosure requirements related to fair value measurements to ensure that fair value has the same meaning in U.S. GAAP and in IFRS and that their respective fair value measurement and disclosure requirements are the same. ASU 2011-04 is effective for public entities during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company does not believe that the adoption of ASU 2011-04 will have a material impact on the Company's results of operation and financial condition.

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income," ("ASU 2011-05") which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of shareholders' equity. Instead, comprehensive income must be reported in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. ASU 2011-05 will be effective for public companies during the interim and annual periods beginning after Dec. 15, 2011 with early adoption permitted. The Company does not believe that the adoption of ASU 2011-05 will have a material impact on the Company's results of operation and financial condition.

There were various other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries.  None of the updates are expected to a have a material impact on the Company's financial position, results of operations or cash flows.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Provision (benefit) for income taxes

The provision (benefit) for income taxes for the periods ended December 31, 2012 and 2012 were as follows (assuming a 15% effective tax rate):

	2012	2011
Current Tax Provision:
Federal-
Taxable income	$-	$-

Total current tax provision	$-	$-

Deferred Tax Provision:
Federal-
Loss carryforwards	$6,580	$241
Change in valuation allowance	(6,580)	(241)

Total deferred tax provision	$-	$-

Deferred income tax assets

The Company had deferred income tax assets as of December 31, 2012 and 2011 as follows:

	2012	2011

Loss carryforwards	$6,820	$241
Less - Valuation allowance	(6,820)	(241)

Total net deferred tax assets	$-	$-

Common Stock (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Common stock issued for capital formation	500,000
Price of common stock issued	$ 0.2
Maximum proceed from issue of common stock	$ 100,000

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current Tax Provision:
Federal- Taxable income
Total current tax provision
Loss carryforwards	6,580	241
Change in valuation allowance	(6,580)	(241)
Total deferred tax provision

Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Loss carryforwards	$ 6,580	$ 241
Change in valuation allowance	(6,580)	(241)
Total deferred tax provision

Income Taxes (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Tax loss carryforwards	$ 45,469
Effective tax rate	15.00%

Related Party Loans and Transactions (Details Narrative) (USD $)	Dec. 31, 2012
Notes to Financial Statements
Loans from related parties	$ 188